[LOGO] ZURICH

                                 Zurich YieldWise Funds


prospectus
                                 December 1, 2000
                                 as revised May 17, 2001





                                 Zurich YieldWise Money Fund

                                 Zurich YieldWise Government
                                 Money Fund

                                 Zurich YieldWise Municipal
                                 Money Fund



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you other table of contents how the funds work

                    2   Zurich YieldWise Money Fund

                    8   Zurich YieldWise Government Money Fund

                   13   Zurich YieldWise Municipal Money Fund

                   19   Other Policies And Risks

                   20   Who Manages the Funds

                   22   Financial Highlights


                        how to invest in the funds

                   26   How to Buy Shares

                   28   How to Sell Shares

                   29   Policies You Should Know About

                   35   Understanding Distributions and Taxes
how the funds work


These funds are money funds, meaning that they seek to maintain a stable $1.00 share price to preserve the value of your investment.


Each fund takes its own approach to money market investing. Zurich YieldWise Money Fund emphasizes yield through a more diverse universe of investments, while Zurich YieldWise Government Money Fund emphasizes government securities. Zurich YieldWise Municipal Money Fund invests for federally tax-free income.

Remember that money funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their $1.00 share prices aren't guaranteed, so be aware that you could lose money.

                                                           TICKER SYMBOL o SYWXX

Zurich YieldWise Money Fund

The fund seeks maximum current income to the extent consistent with stability of principal.

Investment Approach

The fund pursues its goal by investing exclusively in high quality short-term securities, as well as repurchase agreements that are backed by these securities.

The fund may buy securities from many types of issuers, including the U.S. government and corporations. The fund may invest in obligations of foreign banks, and may invest more than 25% of total assets in obligations of U.S. banks. However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars

--------------------------------------------------------------------------------

ICON | This fund, a broadly diversified money fund with an emphasis on credit quality, yield and stability, could serve investors who want a versatile money fund.

Main Risks To Investors

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor affecting the fund's performance is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Investments by the fund in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including U.S. branches of foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o    over time, the real value of the fund's yield may be eroded by inflation

The Fund's Track Record

The bar chart shows how the total returns for the fund have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out.

All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Zurich YieldWise Money Fund

ANNUAL TOTAL RETURNS (%)
---------------------------------------------------
as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'98       5.58
'99       5.09

Best quarter:     1.42%, Q1 1998

Worst quarter:    1.17%, Q2 1999

YTD total return: 4.65% as of 9/30/2000


AVERAGE ANNUAL TOTAL RETURNS (%)
---------------------------------------------------
as of 12/31/1999

          1 Year              Since inception*
---------------------------------------------------
           5.09                     5.48

*  Inception: 4/17/1997

Total returns for inception through 1999 would have been lower if operating expenses hadn't been capped.



ICON | To find out the fund's current seven-day yield, call 1-800-537-6001 or visit the Zurich Funds Web site at www.zurichfunds.com.

How Much Investors Pay

This is a no-load fund. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

The fee table describes the fees and expenses that you may pay if you buy and hold shares of this fund. This information doesn't include any fees that may be charged by your financial services firm.

Zurich YieldWise Money Fund

FEE TABLE
---------------------------------------------------

Shareholder Fees
(paid directly from your investment)
---------------------------------------------------
Transaction fee for redemption by check
or EZ-Transfer                                $2*
---------------------------------------------------
Exchange fee and transaction fee for
redemption by mail, telephone or
automatic exchange or withdrawal plan         $5*
---------------------------------------------------
Transaction fee for redemption by wire       $10*
---------------------------------------------------

Annual Operating Expenses (%)
(deducted from fund assets)
---------------------------------------------------
Management Fee                               0.36
---------------------------------------------------
Distribution (12b-1) Fee                    None
---------------------------------------------------
Other Expenses**                             0.11
---------------------------------------------------
Total Annual Operating Expenses              0.47
---------------------------------------------------
Expense Reimbursement                        0.09
---------------------------------------------------
Net Annual Operating Expenses***             0.38

* These fees are waived for investors with an account balance of $100,000 or more. All fees are paid to the fund to offset expenses.

** Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.38% through November 30, 2001. Additionally, the advisor will cap expenses voluntarily at 0.34%. This cap may be terminated at any time at the option of the advisor.

EXAMPLE
---------------------------------------------------

Based on the costs in the fee table (including one year of capped expenses in each period), this example helps you compare the fund's expenses to those of other mutual funds. The example assumes the expenses remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

   1 Year      3 Years      5 Years     10 Years
---------------------------------------------------
    $39          $142         $254        $583

                                                           TICKER SYMBOL o SYGXX

Zurich YieldWise
Government Money Fund

The fund seeks maximum current income to the extent consistent with stability of principal.

Investment Approach

The fund pursues its goal by investing at least 65% of its total assets in:

o short-term securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities

o    repurchase agreements backed by these securities

The securities the fund may buy range from U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, to securities of issuers such as the Federal Home Loan Bank that carry no government guarantees. Everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars

ICON | Investors whose primary concerns are credit quality and stability may want to consider this fund.


Main Risks To Investors

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor affecting the fund's performance is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. While the risk of default is generally considered remote for any securities guaranteed by the U.S. government, not all of the fund's securities carry this guarantee; some are guaranteed only by the agency or instrumentality that issues them. Also, bear in mind that any guarantees on securities the fund owns do not extend to shares of the fund itself.

Because of the fund's high credit standards, its yield may be lower than the yields of money funds that don't limit their investments to U.S. government and agency securities.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o    over time, the real value of the fund's yield may be eroded by inflation

The Fund's Track Record

The bar chart shows the total return for the fund's first complete calendar year. The table shows how the fund's returns over different periods average out, which may give some idea of risk.

All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Zurich YieldWise Government Money Fund


ANNUAL TOTAL RETURN (%)
---------------------------------------------------

as of 12/31/1999

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'99       5.17

Best quarter:     1.38%, Q4 1999

Worst quarter:    1.20%, Q2 1999

YTD total return: 4.73% as of 9/30/2000

AVERAGE ANNUAL TOTAL RETURNS (%)
---------------------------------------------------
as of 12/31/1999

          1 Year              Since inception*
---------------------------------------------------
           5.17                     5.16

*  Inception: 12/1/1998

Total returns for inception through 1999 would have been lower if operating expenses hadn't been capped.

ICON | To find out the fund's current seven-day yield, call 1-800-537-6001 or visit the Zurich Funds Web site at www.zurichfunds.com.

How Much Investors Pay

This is a no-load fund. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

The fee table describes the fees and expenses that you may pay if you buy and hold shares of this fund. This information doesn't include any fees that may be charged by your financial services firm.

Zurich YieldWise Government Money Fund

FEE TABLE
---------------------------------------------------

Shareholder Fees
(paid directly from your investment)
---------------------------------------------------
Transaction fee for redemption by check
or EZ-Transfer                                $2*
---------------------------------------------------
Exchange fee and transaction fee for
redemption by mail, telephone or
automatic exchange or withdrawal plan         $5*
---------------------------------------------------
Transaction fee for redemption by wire       $10*
---------------------------------------------------

Annual Operating Expenses (%)
(deducted from fund assets)
---------------------------------------------------
Management Fee                               0.48
---------------------------------------------------
Distribution (12b-1) Fee                     None
---------------------------------------------------
Other Expenses**                             0.15
---------------------------------------------------
Total Annual Operating Expenses              0.63
---------------------------------------------------
Expense Reimbursement                        0.26
---------------------------------------------------
Net Annual Operating Expenses***             0.37

* These fees are waived for investors with an account balance of $100,000 or more. All fees are paid to the fund to offset expenses.

** Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.37% through November 30, 2001. Additionally, the advisor will cap expenses voluntarily at 0.24%. This cap may be terminated at any time at the option of the advisor.

EXAMPLE
---------------------------------------------------

Based on the costs in the fee table (including one year of capped expenses in each period), this example helps you compare the fund's expenses to those of other mutual funds. The example assumes the expenses remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

   1 Year      3 Years      5 Years     10 Years
---------------------------------------------------
    $38          $176         $325        $762

                                                           TICKER SYMBOL o SYUXX

Zurich YieldWise
Municipal Money Fund


The fund seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with stability of principal.

Investment Approach


The fund pursues its goal by normally investing at least 80% of total assets in high quality short-term municipal securities. The income from these securities is free from regular federal income tax. Income may be subject to state and local tax and the alternative minimum tax (AMT). The fund may buy many types of municipal securities, including industrial development bonds. The fund may invest all or any of its assets in industrial development bonds. However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities that are in the top credit grade for short-term securities.


Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars

[ICON]    |       This fund could make sense for investors looking for federally tax-free income along with the liquidity and stability a money fund is designed to offer.


Main Risks To Investors

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor affecting the fund's performance is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain geographic regions or sectors of the short-term securities market, the fund increases its exposure to factors affecting these regions or sectors. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality. Additionally, if the fund is invested heavily in a single state, the risk is greater that the portfolio could be impacted by factors affecting that state, such as economic or fiscal problems.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o political or legal actions could change the way the fund's dividends are taxed

o the municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers than the taxable securities market

o over time, the real value of the fund's yield may be eroded by inflation

The Fund's Track Record

The bar chart shows the total return for the fund's first complete calendar year. The table shows how the fund's returns over different periods average out, which may give some idea of risk.

All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

 Zurich YieldWise Municipal Money Fund


 ANNUAL TOTAL RETURN (%)
 ----------------------------------------------
 as of 12/31/1999

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'99       3.35

 Best quarter:     0.94%, Q4 1999
 Worst quarter:    0.72%, Q1 1999
 YTD total return: 3.14% as of 9/30/2000
 ----------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS (%)
 ----------------------------------------------
 as of 12/31/1999

           1 Year              Since inception*
 ----------------------------------------------
            3.35                     3.33

 *  Inception: 12/1/1998

 Total returns for inception through 1999 would have been lower if operating expenses hadn't been capped.

[ICON]    |       To find out the fund's current seven-day yield, call
                  1-800-537-6001 or visit the Zurich Funds Web site at www.zurichfunds.com.

How Much Investors Pay

This is a no-load fund. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

The fee table describes the fees and expenses that you may pay if you buy and hold shares of this fund. This information doesn't include any fees that may be charged by your financial services firm.

Zurich YieldWise Municipal Money Fund

FEE TABLE
---------------------------------------------------

Shareholder Fees
(paid directly from your investment)
---------------------------------------------------
Transaction fee for redemption by check
or EZ-Transfer                                $2*
---------------------------------------------------
Exchange fee and transaction fee for
redemption by mail, telephone or
automatic exchange or withdrawal plan         $5*
---------------------------------------------------
Transaction fee for redemption by wire       $10*
---------------------------------------------------
Annual Operating Expenses (%)
(deducted from fund assets)
---------------------------------------------------
Management Fee                               0.50
---------------------------------------------------
Distribution (12b-1) Fee                     None
---------------------------------------------------
Other Expenses**                             0.19
---------------------------------------------------
Total Annual Operating Expenses              0.69
---------------------------------------------------
Expense Reimbursement                        0.39
---------------------------------------------------
Net Annual Operating Expenses***             0.30

* These fees are waived for investors with an account balance of $100,000 or more. All fees are paid to the fund to offset expenses.

** Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.30% through November 30, 2001.
    Additionally, the advisor will cap expenses voluntarily at 0.00%. This cap may be terminated at any time at the option of the advisor.

                        EXAMPLE
                        ---------------------------------------------------

                        Based on the costs in the fee table (including one year of capped expenses in each period), this example helps you compare the fund's expenses to those of other mutual funds. The example assumes the expenses remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                           1 Year      3 Years      5 Years     10 Years
                        ---------------------------------------------------
                            $31          $181         $346        $822
other policies and risks

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. However, Zurich YieldWise Municipal Money Fund's policy of investing at least 80% of total assets in municipal securities cannot be changed without shareholder approval.

o As a temporary defensive measure, Zurich YieldWise Municipal Money Fund could shift up to 100% of assets into cash or into investments such as taxable money market securities. This would mean that the fund was not pursuing its goal.

o The investment advisor establishes a security's credit grade when it buys the security, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls below the minimum required for purchase by a fund, the security will be sold unless the investment advisor believes this would not be in the shareholders' best interests.

For More Information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover has information on how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

who manages the funds

The Investment Advisor


The investment advisor for these funds is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. Zurich Scudder has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The  advisor's  asset   management  teams  include   investment   professionals,
economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets:


    Fund Name                                       Fee Paid
    ---------------------------------------------------------
    Zurich YieldWise Money Fund                      0.23%
    ---------------------------------------------------------
    Zurich YieldWise Government Money Fund          0.00%*
    ---------------------------------------------------------
    Zurich YieldWise Municipal Money Fund           0.00%*
    ---------------------------------------------------------

   * For the fiscal year ended July 31, 2000, the Advisor did not impose any of its management fee, which amounted to 0.48% and 0.50% of average daily net assets, on an annual basis, of Zurich YieldWise
       Government Money Fund and Zurich YieldWise Municipal
       Money Fund, respectively.


[ICON]    |       Zurich Scudder, the company with overall responsibility for managing the funds, takes a team approach to asset management.

The Portfolio Managers


The following people handle the day-to-day management of each fund.


Zurich YieldWise               Zurich YieldWise Municipal
Money Fund                     Money Fund

Frank J. Rachwalski, Jr.       Frank J. Rachwalski, Jr.
Lead Portfolio Manager         Lead Portfolio Manager
  o Began investment career      o Began investment career
    in 1973                        in 1973
  o Joined the advisor in 1973   o Joined the advisor in 1973
  o Joined the fund team in      o Joined the fund team in
    1998                           1998

Jerri I. Cohen                 Jerri I. Cohen
  o Began investment career      o Began investment career
    in 1981                        in 1981
  o Joined the advisor in 1981   o Joined the advisor in 1981
  o Joined the fund team in      o Joined the fund team in
    1998                           2000

Zurich YieldWise Government
Money Fund

Frank J. Rachwalski, Jr.
Lead Portfolio Manager
  o Began investment career
    in 1973
  o Joined the advisor in 1973
  o Joined the fund team in
    1998

Christopher Proctor
  o Began investment career
    in 1990
  o Joined the advisor in 1999
  o Joined the fund team in
    1999
financial highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned, assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Zurich YieldWise Money Fund

   Year ended July 31,                          2000       1999      1998     1997(a)
   ------------------------------------------------------------------------------------
   Net asset value, beginning of period       $ 1.00      1.00       1.00      1.00
   ------------------------------------------------------------------------------------
   Net investment income                        0.06      0.05       0.06      0.02
   ------------------------------------------------------------------------------------
   Less distributions from net investment
      income                                   (0.06)    (0.05)     (0.06)    (0.02)
   ------------------------------------------------------------------------------------
   Net asset value, end of period             $ 1.00      1.00       1.00      1.00
   ------------------------------------------------------------------------------------
   Total Return (%) (b)                         5.88      5.03       5.81      1.69**
   ------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
   ------------------------------------------------------------------------------------
   Net assets, end of period ($ millions)        930       914      1,072       245
   ------------------------------------------------------------------------------------
   Ratio of expenses before expense
      reductions (%)                            0.47      0.45       0.44      0.60*
   ------------------------------------------------------------------------------------
   Ratio of expenses after expense
      reductions (%)                            0.34      0.34       0.07      0.00
   ------------------------------------------------------------------------------------
   Ratio of net investment income (%)           5.72      4.92       5.63      5.66*
---------------------------------------------------------------------------------------

(a)      For the period April 17, 1997 (commencement of operations) to July 31,
         1997.

(b) Total returns would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized

Zurich YieldWise Government Fund

   Year ended July 31,                                          2000     1999(a)
   -----------------------------------------------------------------------------
   Net asset value, beginning of period                       $ 1.00      1.00
   -----------------------------------------------------------------------------
   Net investment income                                        0.06      0.03
   -----------------------------------------------------------------------------
   Less distributions from net investment income               (0.06)    (0.03)
   -----------------------------------------------------------------------------
   Net asset value, end of period                             $ 1.00      1.00
   -----------------------------------------------------------------------------
   Total Return (%) (b)                                         5.94      3.30**
   -----------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
   -----------------------------------------------------------------------------
   Net assets, end of period ($ millions)                        385       211
   -----------------------------------------------------------------------------
   Ratio of expenses before expense reductions (%)              0.63      0.61*
   -----------------------------------------------------------------------------
   Ratio of expenses after expense reductions (%)               0.10      0.05*
   -----------------------------------------------------------------------------
   Ratio of net investment income (%)                           5.87      4.92*
--------------------------------------------------------------------------------

(a)      For the period December 1, 1998 (commencement of operations) to July
         31, 1999.

(b) Total returns would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized

Zurich YieldWise Municipal Money Fund

   Year ended July 31,                                          2000     1999(a)
   -----------------------------------------------------------------------------
   Net asset value, beginning of period                       $ 1.00      1.00
   -----------------------------------------------------------------------------
   Net investment income                                        0.04      0.02
   -----------------------------------------------------------------------------
   Less distributions from net investment income               (0.04)    (0.02)
   -----------------------------------------------------------------------------
   Net asset value, end of period                             $ 1.00      1.00
   -----------------------------------------------------------------------------
   Total Return (%) (b)                                         3.96      2.09**
   -----------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
   -----------------------------------------------------------------------------
   Net assets, end of period ($ millions)                        257        81
   -----------------------------------------------------------------------------
   Ratio of expenses before expense reductions (%)              0.69      0.88*
   -----------------------------------------------------------------------------
   Ratio of expenses after expense reductions (%)               0.00      0.00
   -----------------------------------------------------------------------------
   Ratio of net investment income (%)                           3.98      3.25*
--------------------------------------------------------------------------------

(a)      For the period December 1, 1998 (commencement of operations) to July
         31, 1999.

(b) Total returns would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized
how to invest in the funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Zurich, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a financial advisor or workplace retirement plan -- your provider may have its own policies or instructions, and you should follow those.

how to buy shares

                  INITIAL INVESTMENT
                  --------------------------------------------------------------

                   $25,000 or more for regular accounts
                   $10,000 or more for IRAs
                   Make out your check to "Zurich YieldWise Funds"
--------------------------------------------------------------------------------
By mail          o Fill out and sign an application


                 o Send the application and an investment check to:
                   Scudder Investments Service Company, P.O. Box 219356,
                   Kansas City, MO 64121-9356

--------------------------------------------------------------------------------
By wire          o Call 1-800-537-6001

                 o Give your account registration instructions to the
                   representative, who will give you a new account number

                 o Have your bank wire your investment to: Zurich YieldWise
                   Funds, UMB Bank of Kansas City, N.A. ABA# 1010-0069-5

                 o You will also need to provide your name and account number, and the name and routing number for the fund of your choice:

                   o Zurich YieldWise Money Fund: 98-7083-881-8

                   o Zurich YieldWise Government Money Fund: 98-7096-453-8

                   o Zurich YieldWise Municipal Money Fund: 98-7096-455-4
--------------------------------------------------------------------------------

By exchange      o To invest in one of these funds by selling shares in a Kemper or Scudder fund or another Zurich fund, call 1-888-987-4241

--------------------------------------------------------------------------------
On the           o If you are a current Zurich shareholder see the instructions
Internet           at www.zurichfunds.com
--------------------------------------------------------------------------------
Through          o Contact your representative using the method that's most
a financial        convenient for you
advisor



[ICON] Zurich telephone representatives are available on business days from 7 a.m. to 6 p.m. Central time and on Saturdays from 8 a.m. to 3 p.m. Call toll-free 1-888-987-4241 (1-888-ZURICH-1).

                 ADDITIONAL INVESTMENT
                 ---------------------------------------------------------------

                 $1,000 or more for regular accounts

                 $1,000 or more for IRAs

                 $500 or more a month with an Automatic Investment Plan

                 Make out your check to "Zurich YieldWise Funds"
--------------------------------------------------------------------------------

By mail          o Send a check and a Zurich investment slip to:
                   Scudder Investments Service Company, P.O. Box 219154, Kansas City, MO 64121-9154


                 o No investment slip? Enclose a letter with your name, fund and account number and your investment instructions
--------------------------------------------------------------------------------
By wire          o Wire your investment using the wire instructions for initial investments on the previous page
--------------------------------------------------------------------------------
By EZ-Transfer   o Call 1-888-987-4241 to make sure EZ-Transfer
                   is set up on your account; if it is, you can request a
                   transfer from your bank account of any amount between $100 and $50,000
--------------------------------------------------------------------------------
By Zurich        o Call 1-888-987-8678 and follow the instructions
InfoLine
--------------------------------------------------------------------------------
With an          o For investing directly from your bank account, paycheck or
automatic          government check
investment plan
                 o Call 1-888-987-4241 to set up a plan
--------------------------------------------------------------------------------

By exchange      o To invest in one of these funds by selling shares in a Kemper or Scudder fund or another Zurich fund, call 1-888-987-4241

--------------------------------------------------------------------------------
On the           o See the instructions at www.zurichfunds.com
Internet
                 o Click on "Account Access"
--------------------------------------------------------------------------------
Through          o Contact your representative using the method that's most
a financial        convenient for you
advisor

[ICON] Sending an investment by express, registered, or certified mail?


                 Use this address: Scudder Investments Service Company, 811 Main Street, Kansas City, MO 64105-2005
how to sell shares

                 SELLING SHARES
                 -------------------------------------------------------------------


                 Some transactions, including most for over               Fee per
                 $50,000, can only be ordered in writing; for           Transaction*
                 more information, see page 33
-------------------------------------------------------------------------------------
By check         o Write a check on your account for at least $1,000         $2**
-------------------------------------------------------------------------------------
By phone         o Call 1-888-987-4241 for instructions; a check will        $5
                   be mailed to the address of record
-------------------------------------------------------------------------------------
By wire          o Call 1-888-987-4241 to make sure that wire transfer       $10
                   is set up on your account; if it is, you can
                   request a wire to your bank account
-------------------------------------------------------------------------------------
By EZ-Transfer   o Call 1-888-987-4241 to make sure that EZ-Transfer         $2
                   is set up on your account; if it is, you can
                   request a transfer to your bank account of any
                   amount between $1,000 and $50,000
-------------------------------------------------------------------------------------

By exchange      o To sell shares in a Kemper or Scudder fund or             $5
                   another Zurich fund and invest in one of these
                   funds, call 1-888-987-4241

-------------------------------------------------------------------------------------
By mail          o Write a letter that includes:                             $5

                   o the fund and account number from which you want
                     to sell shares

                   o the dollar amount you want to sell

                   o your name(s), signature(s), and address, exactly
                     as on your account


                   o Send the letter to: Scudder Investments Service
                     Company, P.O. Box 219557, Kansas City, MO
                     64121-9557

-------------------------------------------------------------------------------------

With an          o To set up regular exchanges or withdrawals among          $5
automatic          Kemper, Scudder or Zurich funds, call
exchange or        1-888-987-4241
withdrawal plan

-------------------------------------------------------------------------------------
On the           o Follow the instructions at www.zurichfunds.com         Varies;
Internet           o Click on "Account Access"                           see above
-------------------------------------------------------------------------------------
Through          o Contact your representative using the method that's    Varies;
a financial        most convenient for you                               see above
advisor


                 * These fees are waived for investors with an account balance of $100,000 or more. All fees are paid to the fund to offset expenses.

                 ** For each check under $1,000, there is an additional $10 charge policies you should know about

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through a third party provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that a third party provider may charge its own fees.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-888-987-4241 (1-888-ZURICH-1).


Policies about transactions

The funds charge transaction fees as noted on the previous page. This fee structure is intended to help the fund lower its annual expenses and, in doing so, to pursue higher returns. If you have an account balance of $100,000 or more, you won't be charged these fees.

Please note that there is also a $5 fee for closing an account ($10 if you close a non-IRA account within one year of opening it). There are also fees for low balances, which are described under "Other Rights We Reserve."

The funds are open for business each day the New York Stock Exchange is open. Zurich YieldWise Money Fund and Zurich YieldWise Government Fund calculate their share price three times every business day, first at 11 a.m. Central time, then at 1 p.m. Central time and again as of the close of regular trading on the Exchange (typically 3 p.m. Central time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). Zurich YieldWise Municipal Money Fund calculates its share price at 11 a.m. Central time and again as of the close of regular trading on the Exchange.


Although shares trade during business hours, you can place orders anytime. Once an order is received by Scudder Investments Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through third party providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your third party provider should be able to tell you when your order will be processed.


Wire transactions that arrive by 1 p.m. Central time (11 a.m. Central time for Zurich YieldWise Municipal Money Fund) will receive that day's dividend. Wire transactions received between 1 p.m. (11 a.m. Central time for Zurich YieldWise Municipal Money Fund) and 3 p.m. Central time will start to accrue dividends the next business day. Investments by check will be effective at 3 p.m. Central time on the business day following receipt and will earn dividends the following calendar day.



[ICON] Zurich telephone representatives are available on business days from 7 a.m. to 6 p.m. Central time and on Saturdays from 8 a.m. to 3 p.m. Call toll-free 1-888-987-4241 (1-888-ZURICH-1).

[ICON] If you ever have difficulty placing an order by phone, you can always send us your order in writing.


When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 11 a.m. Central time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

Zurich InfoLine, the Zurich automated telephone service, is available 24 hours a day by calling 1-888-987-8678. You can use Zurich InfoLine to get information on Zurich funds generally and on accounts held directly at Zurich. You can also use it to make exchanges and to buy and sell shares.

EZ-Transfer lets you set up a link between a Zurich account and a bank account. Once this link is in place, you can move money between the two with a phone call or on the Internet at www.zurichfunds.com. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $100 minimum. To set up EZ-Transfer on a new account, see the account application which can also be downloaded from our web site; to add it to an existing account, call 1-888-987-4241.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because your shares can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

Checkwriting lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you'll be charged a $10 service fee when you write a check that's larger than your available balance at the time the check is presented to us, and we will not be able to honor the check. There is a $2 fee for writing a check on accounts less than $100,000. Please note that you'll be charged a $10 fee when you write a check for less than $1,000. We also cannot honor any check for more than $5,000,000, or any check written on an account on which there is a Power of Attorney. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.


Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


When you ask us to send or receive a wire, please note that your bank may charge fees in addition to those charged by the funds. Wire transactions are completed within 24 hours. The funds can only accept and send wires of $1,000 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

When you want to sell more than $50,000 worth of shares, or send the proceeds to a third party or a new address you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is received in good order, although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check or EZ-Transfer, in which case your check will be held for ten days and you cannot use our telephone, Internet or checkwriting privileges, or when unusual circumstances prompt the SEC to allow further delays.

How the funds calculate share price

For each fund in this prospectus, the share price is the net asset value per share, or NAV. To calculate NAV, the funds use the following equation:

TOTAL ASSETS - TOTAL LIABILITIES
----------------------------------        = NAV
TOTAL NUMBER OF SHARES OUTSTANDING

As noted earlier, each fund seeks to maintain a stable $1.00 share price.

In valuing securities, we use the amortized cost method (the method used by most money market funds).

Other rights we reserve

For each fund in this prospectus, you should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o charge you $1 a month if your account balance is below $10,000 for the last 30 days

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, a fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o reject or limit purchases of shares for any reason understanding distributions and taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds intend to declare income dividends daily, and pay them monthly. Zurich YieldWise Municipal Money Fund may make short- or long-term capital gains distributions in November or December. The taxable money funds may take into account capital gains and losses (other than net long-term capital gains) in their daily dividend declarations. The funds may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them automatically reinvested in fund shares or sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends from Zurich YieldWise Money Fund and Zurich YieldWise Government Money Fund are generally taxed at ordinary income rates. Any long-term capital gains distributions are generally taxed at capital gains rates, although the funds typically don't expect to make long-term capital gains distributions. Also, because each fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

Dividends from Zurich YieldWise Municipal Money Fund are generally free from federal income tax for most shareholders, and a portion of dividends from Zurich YieldWise Government Money Fund are generally free from state and local income tax. However, there are a few exceptions:

o a portion of a fund's dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short-term capital gains

o with Zurich YieldWise Municipal Money Fund, because the fund can invest in securities whose income is subject to the federal alternative minimum tax
     (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

o with Zurich YieldWise Government Money Fund, shareholders who live in certain states and localities may not be eligible for the tax exemptions that shareholders in most locations are

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
to get more information


Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. For more copies, call 1-888-987-4241 (1-888-ZURICH-1) or visit our Web site at www.zurichfunds.com.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents please contact Zurich or the SEC (see below). If you're a shareholder and have questions, please contact Zurich. Materials you get from Zurich are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.

SEC 450 Fifth Street, N.W., Washington, DC 20549-0102, www.sec.gov, 1-202-942-8090

Fund Name                                     SEC File #
-----------------------------------------------------------
Zurich YieldWise Money Fund                    811-8047
-----------------------------------------------------------
Zurich YieldWise Government Money Fund         811-8047
-----------------------------------------------------------
Zurich YieldWise Municipal Money Fund          811-8047

                                                                          [LOGO]
                                                                          ZURICH



                                                      Scudder Distributors, Inc.
                                                       222 South Riverside Plaza
                                                          Chicago, IL 60606-5808
                                                             www.zurichfunds.com
                                                                  1-800-537-6001